Income Taxes - Schedule of Significant Components of the Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2025	Mar. 30, 2025	Sep. 30, 2024	Sep. 29, 2024	Sep. 30, 2023	Sep. 30, 2022
Deferred tax assets:
Net operating loss carried forward	$ 620,662		$ 233,840		$ 654,588
Unrealized foreign exchange gain/(loss)	(61,051)		45,440		(36,521)
Total deferred tax assets	1,857,300		1,310,463		618,067
Valuation allowance	(1,857,300)	$ (1,310,463)	(1,310,463)	$ (468,938)	(468,938)	$ (211,556)
Deferred tax assets, net of valuation allowance					$ 149,129
Previously Reported [Member]
Deferred tax assets:
Net operating loss carried forward			1,265,023
Unrealized foreign exchange gain/(loss)			45,440
Total deferred tax assets			1,310,463
Valuation allowance			(1,310,463)
Deferred tax assets, net of valuation allowance